Gain on Disposal of Subsidiaries and Other Assets, Net - consideration for financial performance (Parenthetical) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Feb. 28, 2025
Disposal Group, Including Discontinued Operations [Line Items]
Contingent consideration received	$ 807	$ 0
Direct Marketing Payment Processing Business Line [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Contingent consideration receivable earned	3,508		$ 4,810	$ 50,000
Contingent consideration received	807
Fair value gain / (loss) on contingent consideration	$ (495)